Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information by segment and main country [Line Items]
Revenue	€ 17,156	€ 17,313	€ 17,147
Netherlands [Member]
Information by segment and main country [Line Items]
Revenue	570	404	391
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,934	1,926	2,148
United States of America [Member]
Information by segment and main country [Line Items]
Revenue	6,420	6,580	6,626
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	12,615	9,080	9,864
China [Member]
Information by segment and main country [Line Items]
Revenue	2,335	2,319	2,427
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	283	313	340
Japan [Member]
Information by segment and main country [Line Items]
Revenue	1,073	1,113	1,185
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	480	511	550
Germany [Member]
Information by segment and main country [Line Items]
Revenue	839	980	805
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	305	302	308
United Kingdom of Great Britain and Northern Ireland [Member]
Information by segment and main country [Line Items]
Revenue	481	509	436
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	567	545	611
France [Member]
Information by segment and main country [Line Items]
Revenue	397		380
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	49		46
Other countries [Member]
Information by segment and main country [Line Items]
Revenue	5,040	5,024	4,898
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	753	906	1,119
Foreign countries [member]
Information by segment and main country [Line Items]
Revenue	17,156	17,313	17,147
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 16,986	13,694	€ 14,986
Italy [Member]
Information by segment and main country [Line Items]
Revenue		383
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		€ 111